Interest in equity investees - Financial information (Details) - CAD ($) $ in Thousands	May 31, 2019	Mar. 31, 2019	May 31, 2018	Mar. 31, 2018
Interest in equity investees
Current assets	$ 780,829		$ 194,612
Current liabilities	$ (138,545)		$ (43,854)
Althea
Interest in equity investees
Current assets		$ 18,210		$ 3,857
Non-current assets		1,125		3
Current liabilities		(655)		(14)
Net assets		$ 18,680		$ 3,846